Organization and Nature of Operations (Details) (CNY)	12 Months Ended
	Dec. 31, 2011 Guangzhou NetEase agreement Company	Dec. 31, 2011 StormNet IT SH and StormNet IT HK Joint Venture Company	Apr. 30, 2009 HZ Leihuo employee	Aug. 31, 2011 Ujia E-commerce employee	Dec. 31, 2011 Primary Beneficiary Consolidated VIEs
Principle subsidiaries and variable interest entities
Number of majority owned subsidiaries of VIE of the entity	2
Total assets of consolidated VIEs and their subsidiaries					2,200,000,000
Total liabilities of consolidated VIEs and their subsidiaries					1,900,000,000
Registered capital of VIEs and their subsidiaries					183,000,000
Non-distributable statutory reserves of VIEs and their subsidiaries					6,900,000
Number of companies in joint venture		2
Number of employees incorporating new entity			2	2
Number of cooperative agreements	3